UNAUDITED CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands	Total	Share Capital	Treasury Shares	Additional Paid-in Capital	Contributed Surplus [1]	Accumulated Other Comprehensive Loss	Accumulated Retained (Losses)/Earnings	Total before Non- controlling Interests	Non-controlling Interest
Beginning balance at Dec. 31, 2017	$ 1,796,304	$ 101,119	$ (20,483)	$ 1,538,191	$ 200,000	$ (7,769)	$ (95,742)	$ 1,715,316	$ 80,988
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net (loss)/income	44,761						15,317	15,317	29,444
Dividends	(9,906)						(9,906)	(9,906)
Exercise of share options	1,183	120		1,063				1,183
Grant of employee stock compensation	7,214			7,214				7,214
Forfeiture of employee stock compensation	(1,426)			(1,426)				(1,426)
Proceeds from subscription of equity interest in Gimi MS Corporation (note 9)	28,702								28,702
Other comprehensive loss/income	(24,137)					(24,137)		(24,137)
Ending balance at Jun. 30, 2018	1,842,695	101,239	(20,483)	1,545,042	200,000	(31,906)	(90,331)	1,703,561	139,134
Beginning balance at Dec. 31, 2018	1,825,791	101,303	(20,483)	1,857,196	200,000	(28,512)	(364,379)	1,745,125	80,666
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net (loss)/income	(105,869)						(154,423)	(154,423)	48,554
Dividends	(37,304)						(29,288)	(29,288)	(8,016)
Grant of employee stock compensation	5,097			5,097				5,097
Forfeiture of employee stock compensation	(88)			(88)				(88)
Proceeds from subscription of equity interest in Gimi MS Corporation (note 9)	72,236			9,989				9,989	62,247
Other comprehensive loss/income	651					651		651
Ending balance at Jun. 30, 2019	$ 1,760,514	$ 101,303	$ (20,483)	$ 1,872,194	$ 200,000	$ (27,861)	$ (548,090)	$ 1,577,063	$ 183,451

[1]	Contributed Surplus is 'capital' that can be returned to shareholders without the need to reduce share capital, thereby giving us greater flexibility when it comes to declaring dividends.